Fair Values of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Indefinite-lived Intangible Assets [Line Items]
Impairment losses on unamortizable intangible assets	$ 0	$ 3,840	$ 0
Publishing contracts
Indefinite-lived Intangible Assets [Line Items]
Impairment losses on unamortizable intangible assets	$ 3,840	$ 3,840